Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Derivative Financial Instruments	Net Risk Management Assets and Liabilities

Aggregate net risk management assets (liabilities) are as follows:

As at Dec. 31, 2021
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	33	12	45
Long-term	252	(4)	248
Net commodity risk management assets	285	8	293
Other
Current	3	(1)	2
Long-term	—	6	6
Net other risk management assets	3	5	8

Total net risk management assets	288	13	301

As at Dec. 31, 2020
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	101	(11)	90
Long-term	471	(19)	452
Net commodity risk management assets (liabilities)	572	(30)	542
Other
Current	(9)	(4)	(13)
Long-term	—	1	1
Net other risk management liabilities	(9)	(3)	(12)

Total net risk management assets (liabilities)	563	(33)	530
The Company’s outstanding commodity derivative instruments designated as hedging instruments are as follows:

As at Dec. 31	2021		2020
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)(1)	—	—	95	—
(1) Excludes the long-term power sale - US contract. For further details on this contract, refer to Note 15(B)(I)(c)(i).
The Company’s outstanding commodity derivative instruments not designated as hedging instruments are as follows:

As at Dec. 31	2021		2020
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	46,139	14,951	12,944	8,258
Natural gas (GJ)	7,501	173,898	23,035	177,448
Transmission (MWh)	37	1,097	—	1,578
Emissions (MWh)	445	2,030	1,831	2,112
Emissions (tonnes)	350	350	2,160	2,365
Coal (tonnes)	—	9,352	—	9,078

As at Dec. 31	2021			2020
Notional amount sold	Notional amount purchased	Fair value liability	Maturity	Notional amount sold	Notional amount purchased	Fair value liability	Maturity
Foreign exchange forward contracts - foreign-denominated receipts/expenditures
CAD10	USD8	—	2022	CAD71	USD54	(2)	2021
AUD19	USD14	—	2022	—	—	—	—

As at Dec. 31		2021		2020
Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity	Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity
Foreign exchange forward contracts – foreign-denominated receipts/expenditures
AUD28	CAD26	(5)	2022-2025	AUD197	CAD181	(14)	2021 - 2024
USD271	CAD357	8	2022-2025	USD47	CAD72	9	2021 - 2024
				AUD4	USD3	—	2021
				CAD1	EUR1	—	2021
Foreign exchange forward contracts – foreign-denominated debt
CAD191	USD150	1	2022	CAD191	USD150	2	2022

Net Arrangements
Information about the Company’s financial assets and liabilities that are subject to enforceable master netting arrangements or similar agreements is as follows:

As at Dec. 31	2021				2020
	Current financial assets	Long-term financial assets	Current financial liabilities	Long-term financial liabilities	Current financial assets	Long-term financial assets	Current financial liabilities	Long-term financial liabilities
Gross amounts recognized	394	330	(306)	(122)	120	69	(132)	(104)
Gross amounts set-off	(137)	(53)	138	54	(69)	(10)	69	10
Net amounts as included in the Consolidated Statements of Financial Position	257	277	(168)	(68)	51	59	(63)	(94)

Effect of Hedges	The impact of hedged items designated in hedging relationships on OCI and net earnings is:

Year ended Dec. 31, 2021
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	(268)	Revenue	(13)	Revenue	—
Foreign exchange forwards on project hedges	—	Property, plant and equipment	1	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	13	Interest expense	4	Interest expense	—
OCI impact	(255)	OCI impact	(8)	Net earnings impact	—
These estimates assume constant natural gas and power prices, interest rates and exchange rates over time; however, the actual amounts that will be reclassified may vary based on changes in these factors.

Year ended Dec. 31, 2020
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	41	Revenue	(137)	Revenue	—
Foreign exchange forwards on project hedges	(1)	Property, plant and equipment	—	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	(12)	Interest expense	(4)	Interest expense	—
OCI impact	28	OCI impact	(141)	Net earnings impact	—

Year ended Dec. 31, 2019
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	77	Revenue	(59)	Revenue	—
Forward starting interest rate swaps	—	Interest expense	6	Interest expense	—
OCI impact	77	OCI impact	(53)	Net earnings impact	—

Currency Rate Risk
The possible effect on net earnings and OCI, due to changes in foreign exchange rates associated with financial instruments denominated in currencies other than the Company’s functional currency, is outlined below. The sensitivity analysis has been prepared using management’s assessment that an average three cent (2020 — three cent, 2019 — three cent) increase or decrease in these currencies relative to the Canadian dollar is a reasonable potential change over the next quarter.

Year ended Dec. 31	2021		2020		2019
Currency	Net earnings increase (decrease)(1)	OCI gain(1)(2)	Net earnings decrease(1)	OCI gain(1)(2)	Net earnings decrease(1)	OCI gain(1)(2)
USD	(13)	1	(8)	1	(18)	2
AUD	1	—	(4)	—	(6)	—
Total	(12)	1	(12)	1	(24)	2
(1) These calculations assume an increase in the value of these currencies relative to the Canadian dollar.  A decrease would have the opposite effect.
(2) The foreign exchange impact related to financial instruments designated as hedging instruments in net investment hedges has been excluded.

Credit Risk	The following table outlines the Company’s maximum exposure to credit risk without taking into account collateral held, including the distribution of credit ratings, as at Dec. 31, 2021:

	Investment grade (Per cent)	Non-investment grade (Per cent)	Total (Per cent)	Total amount
Trade and other receivables(1,2)	89	11	100	651
Long-term finance lease receivable	100	—	100	185
Risk management assets(1)	86	14	100	707
Total				1,543

(1) Letters of credit and cash and cash equivalents are the primary types of collateral held as security related to these amounts.
(2) Includes loan receivable with a counterparty that has no external credit rating. Refer to Note 22 for further details.
Maturity Analysis of Financial Liabilities
A maturity analysis of the Company's financial liabilities is as follows:

	2022	2023	2024	2025	2026	2027 and thereafter	Total
Accounts payable and accrued liabilities	689	—	—	—	—	—	689
Long-term debt(1)
Debentures	—	—	—	—	—	251	251
Senior Notes	511	—	—	—	—	383	894
Non-recourse — Hydro	—	45	—	—	—	—	45
Non-recourse — Wind & Solar	263	49	52	54	51	283	752
Non-recourse — Gas	44	45	47	59	61	855	1,111
Tax equity financing	15	15	14	14	15	68	141
Other	3	1	—	—	—	—	4
Exchangeable securities(2)	—	—	—	750	—	—	750
Commodity risk management (assets) liabilities	(45)	(35)	(117)	(95)	1	(2)	(293)
Other risk management (assets) liabilities	(2)	(3)	(3)	1	—	(1)	(8)
Lease liabilities(3)	(6)	4	3	3	3	93	100
Interest on long-term debt and lease liabilities(4)	149	120	115	109	104	787	1,384
Interest on exchangeable securities(2, 4)	53	53	62	—	—	—	168
Dividends payable	62	—	—	—	—	—	62
Total	1,736	294	173	895	235	2,717	6,050
(1) Excludes impact of hedge accounting and derivatives.
(2) Assumes the exchangeable securities will be exchanged on Jan. 1, 2025. Refer to Note 25 for further details.
(3) Lease liabilities include a lease incentive of $13 million expected to be received in 2022.
(4) Not recognized as a financial liability on the Consolidated Statements of Financial Position
The following table outlines the terms and conditions of derivative hedging instruments and how they affect the amount, timing and uncertainty of future cash flows:

	Maturity
	2022	2023	2024	2025	2026	2027 and thereafter
Cash flow hedges
Foreign currency forward contracts
Notional amount ($ millions)
CAD/USD	8	—	—	—	—	—
AUD/USD	14	—	—	—	—	—
Average Exchange Rate
CAD/USD	0.7893	—	—	—	—	—
AUD/USD	0.7352	—	—	—	—	—

Commodity derivative instruments
Electricity
Notional amount (thousands MWh)	3,329	3,329	3,338	2,628	—	—
Average price ($ per MWh)	71.95	73.76	75.6	77.49	—	—

Hedging Instruments
The impact of the hedging instruments on the statement of financial position is as follows:

As at Dec. 31, 2021
	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales	13 MMWh	285	Risk management assets	(181)
Interest rate risk
Cash flow hedges
Interest rate swap	USD300	3	Risk management assets	3
Foreign currency risk
Cash flow hedges
Foreign-denominated expenditures	USD8	—	Risk management assets	—
Foreign-denominated expenditures	USD14	—	Risk management assets	—
Net investment hedges
Foreign-denominated debt	USD370	CAD473	Credit facilities, long-term debt and lease liabilities	—

As at Dec. 31, 2020
	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales	16 MMWh	573	Risk management assets	(33)
Interest rate risk
Cash flow hedges
Interest rate swap	USD150	(3)	Risk management liabilities	3
Interest rate swap	CAD75	(4)	Risk management liabilities	4
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD370	CAD472	Credit facilities, long-term debt and lease liabilities	11
The impact of the hedged items on the statement of financial position is as follows:

As at Dec. 31	2021		2020
	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)
Commodity price risk
Cash flow hedges
Power forecast sales – Centralia	(181)	226	(33)	417
Interest rate risk
Cash flow hedges
Interest expense on long-term debt	3	2	7	19

	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)
Foreign currency risk
Net investment hedges
Net investment in foreign subsidiaries	—	(35)	11	(21)
(1) Included in AOCI.